Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Fair value of plan assets at start of year	$ (12,169)	$ (12,332)	$ (10,686)
Projected benefit obligation at start of year	16,938	19,100	17,566
Surplus/deficit	4,769	6,768	6,880
Opening balance sheet asset/provision (funded status)	4,769	6,768	6,880
Reconciliation of benefit obligation during the year
Net Service cost	213	263	436
Interest expense	52	29	50
Plan participant contributions	98	153	141
Net benefits paid to participants	(2,225)	(278)	(8)
Prior service costs	0	(123)	(698)
Actuarial losses/(gains)	(2,892)	(1,407)	(74)
Curtailment & Settlement	0	(194)	0
Reclassifications	0	0	(2)
Currency translation adjustment	(317)	(605)	1,689
Defined benefit obligation - funded plans	11,867	16,938	19,100
Reconciliation of plan assets during year
Employer contributions paid over the year	(190)	(263)	(244)
Plan participant contributions	(98)	(153)	(141)
Net benefits paid to participants	2,201	162	(22)
Interest income	(157)	(177)	(167)
Return in plan assets, excl. amounts included in net interest	82	224	(29)
Currency translation adjustment	223	370	(1,043)
Fair value of plan assets	(10,108)	(12,169)	(12,332)
Reconcilation to balance sheet end of year
Surplus/deficit	1,759	4,769	6,768
Closing balance sheet asset/provision (funded status)	$ 1,759	$ 4,769	$ 6,768